CONVERTIBLE NOTES PAYABLE	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE

Pursuant to a securities purchase agreement dated January 27, 2016, as amended April 1, 2016 (the “Purchase Agreement”), with Old Main Capital, LLC (“Old Main”), Old Main agreed to purchase an aggregate of up to $750,000 in subscription amount corresponding to an aggregate of up to $815,217 in principal amount of 10% senior secured convertible promissory notes (the “10% Notes”) due, subject to the terms therein, 12 months from the date of issuance. The purchase is to occur in up to four tranches, of which the first tranche of $250,000 closed upon the execution of the Purchase Agreement, the second tranche of $250,000 closed on April 1, 2016 (being within three trading days after filing of our annual report on Form 10-K for the year ended December 31, 2015), the third tranche of $125,000 to occur on the Friday after three trading days after the date that a registration statement (the “Registration Statement”) registering shares of our common stock issuable upon conversion or redemption of the 10% Notes and issuable in lieu of the cash payment of interest on the 10% Notes is filed with the Securities and Exchange Commission (the “SEC”), and the fourth tranche of $125,000 to occur on the Friday after three trading days of the date that the Registration Statement is declared effective by the SEC. Old Main is not required to fund any of the second through fourth tranches if: (a) an event of default occurs, (b) we have not timely filed (or obtained extensions and filed within the applicable grace period) all reports other than Form 8-K reports required to be filed pursuant to the Securities Exchange Act of 1934 and (c) our common stock is not DWAC eligible or is subject to a “DTC” chill.

The 10% Notes will bear interest at the rate of 10% per annum, which interest amount will be guaranteed for six months and such interest due on the 10% Notes for a period of six months will be deemed earned as of the original issue date of the 10% Notes. All overdue accrued and unpaid interest to be paid under the 10% Notes will entail a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 10% Notes, we may prepay any portion of the principal amount of the 10% Notes and any accrued and unpaid interest by paying the principal amount of the 10% Notes and interest multiplied by 130%. At any time after the issue date of the 10% Notes, the holder may convert the 10% Notes into shares of our common stock at the holder’s option. The conversion price will be equal to the lower of (i) $0.63 (the “10% Fixed Conversion Price”), (ii) 50% of the lowest daily volume weighted average price of our common stock (the “VWAP”) in the 30 trading days prior to the conversion date, or (iii) the conversion price of any other 10% Note. If we sell or issue any common stock or certain common stock equivalents at an effective price per share that is lower than the 10% Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

On January 29, 2016, we issued Old Main a 10% Note in the principal amount of $271,739 with the original issue date of January 27, 2016, as amended on April 1, 2016, in exchange for $250,000 pursuant to the Purchase Agreement. On April 1, 2016, we issued Old Main a 10% Note in the principal amount of $271,739 with the original issue date of April 1, 2016 in exchange for $250,000 pursuant to the Purchase Agreement.

Pursuant to a registration rights agreement dated January 27, 2016, as amended April 1, 2016, with Old Main, we are obligated to file a Registration Statement to register the resale of the shares of our common stock issuable upon conversion of: (i) the 10% Notes issued or to be issued pursuant to the Purchase Agreement, (ii) the 8% Note (as defined below), and (iii) a 10% Note (the “Exchange Note”) in the principal amount of $266,000 with the original issue date of April 1, 2016 issued pursuant to an assignment and exchange agreement dated April 1, 2016 among Epic Stores Corp., Epic Stores LLC and Old Main.

On January 29, 2016, our subsidiaries jointly and severally agreed to guarantee and act as surety for the payment of the 10% Notes issued or to be issued pursuant to the Purchase Agreement pursuant to a subsidiary guarantee dated January 27, 2016. In addition, on January 29, 2016, Epic Stores Corp. and its subsidiaries entered into a security agreement dated January 27, 2016 with Old Main, pursuant to which Epic Stores Corp. and its subsidiaries agreed to pledge, grant and hypothecate to Old Main a perfected, first priority security interest in and to, a lien upon, and a right of set-off against, all of their respective right, title and interest of whatsoever kind and nature in and to, the collaterals, including all goods, all contract rights and other general intangibles, all accounts, and all investment property and general intangibles respecting ownership and/or other equity interests in each subsidiary of Epic Stores Corp.

On January 29, 2016, we issued Old Main an 8% senior convertible promissory note (the “8% Note”) in the principal amount of $500,000 with the original issue date of January 27, 2016, as amended April 1, 2016, for Old Main’s commitment to the equity line transaction and preparation of the related transaction documents. The 8% Note bears interest at the rate of 8% per annum. All overdue accrued and unpaid interest to be paid under the 8% Note will entail a late fee at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted by applicable law. At any time upon 10 days written notice to the holder of the 8% Note, we may prepay any portion of the principal amount of the 8% Note and any accrued and unpaid interest by paying the principal amount of the 8% Note and interest multiplied by 130%. At any time after the issue date of the 8% Note, the holder may convert the 8% Note into shares of our common stock at the holder’s option. The conversion price will be equal to the lower of (i) $0.98 (the “8% Fixed Conversion Price”), (ii) 50% of the lowest VWAP in the 30 trading days prior to the conversion date, or (iii) the conversion price of any other 8% Note. If we sell or issue any common stock or certain common stock equivalents at an effective price per share that is lower than the 8% Fixed Conversion Price, the conversion price will be reduced to equal to such lower price.

Old Main is an accredited investor (as that term is defined in Regulation D of the Securities Act), and in issuing the above securities to Old Main, we relied on and intend to rely on the exemption from the registration requirements of the Securities Act provided by Rule 506 of Regulation D promulgated thereunder and/or Section 4(a)(2) of the Securities Act.

Under these agreements, Old Main currently has the ability to cause our company to issue up to 6,197,552 shares of our common stock, subject to a beneficial ownership limitation which limits the total holdings of Old Main at any one time to 4.99% (subject to the adjustments in accordance with the terms of the convertible notes) of our issued and outstanding common stock.

The following table sets forth the terms of the outstanding convertible notes issued or to be issued to Old Main.

Summary of Old Main Convertible Note Financing
							Number of shares issuable upon conversion

Issuance date	Note holder	Interest rate	Current Conversion price	Principal	Interest	Maturity date
January 27, 2016	Old Main	8%	0.25	500,000	11,555	January 27, 2017	2,046,220
January 27, 2016	Old Main	10%	0.25	271,739	13,587	January 27, 2017	1,141,304
February 26, 2016	Old Main	10%	0.25	181,857	-	September 26, 2016	727,428
April 1, 2016	Old Main	10%	0.25	271,739	13,587	April 1, 2017	1,141,304
April 15, 2016	Old Main	10%	0.25	135,869	6,793	April 15, 2017	570,648
Upon S-1 effectiveness	Old Main	10%	0.25	135,869	6,793	1 year from issuance	570,648
Total				1,497,073	52,315		6,197,552

The conversion price of the convertible notes issued or to be issued to Old Main is based upon the trading prices of our common stock at the time of such conversion. If the trading prices of the common stock are low when the conversion price of the convertible notes is determined, we would be required to issue a higher number of shares of our common stock, which could cause substantial dilution to our stockholders. In addition, if Old Main converts its notes and sell our common stock, this could result in an imbalance of supply and demand for our common stock and reduce our stock price. The further our stock price declines, the further the adjustment of the conversion price will fall and the greater the number of shares we will have to issue upon conversion.

In addition, the number of shares issuable upon conversion of the convertible notes is potentially limitless. While the overall ownership by Old Main of the convertible notes at any one moment is limited to 4.99% (subject to the adjustments in accordance with the terms of the convertible notes) of the outstanding shares of our common stock, Old Main is free to sell any shares it owns into the market, which have been issued to it, thereby enabling it to convert the remaining convertible notes.